Note 10 - Property, Plant and Equipment, Net (Details Textual) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [abstract]
Property, plant and equipment, capitalized interest	$ 33.6	$ 35.4